Income taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2018
Disclosure Income Taxes [Line Items]
Net tax expense	$ 1,583		$ 1,267		$ 1,468
Effective tax rate	19.40%
Normal tax rate	25.00%
Current tax expense / (benefit)	$ 1,200
Deferred tax assets	9,212	[1]	9,548	[1],[2]	10,116	$ 10,195
Net tax expense / (benefit) recognized in other comprehensive income	237		326
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	138		75
Unrecognized tax losses carried forward for which no deferred tax asset recognised	35,127		37,728
UK
Disclosure Income Taxes [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,800		14,900
United States
Disclosure Income Taxes [Line Items]
Deferred tax assets	8,800		9,300
Unrecognized tax losses carried forward for which no deferred tax asset recognised	16,300		17,800
Other locations
Disclosure Income Taxes [Line Items]
Deferred tax assets	400		200
Unrecognized tax losses carried forward for which no deferred tax asset recognised	5,000		5,000
Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	598		630		2,846
Current tax expense / (benefit)	482		365		469
Deferred tax expense / (benefit)	116		265		2,377
Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	985		637		(1,378)
Current tax expense / (benefit)	749		426		575
Deferred tax expense / (benefit)	236		211		(1,953)
Deferred tax expense / (benefit) resulting from the remeasurement of DTAs	(208)
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs for certain entities	(146)
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc.	(62)
Amortisation of deferred tax assets	444
UBS AG
Disclosure Income Taxes [Line Items]
Net tax expense	$ 1,488		1,198		1,345
Effective tax rate	19.30%
Normal tax rate	25.00%
Deferred tax assets	$ 9,174	[1]	9,524	[1],[3]	10,077	$ 10,132
Net tax expense / (benefit) recognized in other comprehensive income	258		327
Deferred tax assets recognized by UBS entities that incurred losses in either the current or preceding year based on projections of future taxable profits	138		75
Unrecognized tax losses carried forward for which no deferred tax asset recognised	35,127		37,728
UBS AG | UK
Disclosure Income Taxes [Line Items]
Unrecognized tax losses carried forward for which no deferred tax asset recognised	13,800		14,900
UBS AG | United States
Disclosure Income Taxes [Line Items]
Deferred tax assets	8,800		9,300
Unrecognized tax losses carried forward for which no deferred tax asset recognised	16,300		17,800
UBS AG | Other locations
Disclosure Income Taxes [Line Items]
Deferred tax assets	400		200
Unrecognized tax losses carried forward for which no deferred tax asset recognised	5,000		5,000
UBS AG | Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	524		582		2,760
Current tax expense / (benefit)	417		336		434
Deferred tax expense / (benefit)	107		246		2,326
UBS AG | Non-Swiss
Disclosure Income Taxes [Line Items]
Net tax expense	963		616		(1,415)
Current tax expense / (benefit)	715		402		537
Deferred tax expense / (benefit)	248		$ 214		$ (1,952)
Deferred tax expense / (benefit) resulting from the remeasurement of DTAs	(208)
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs for certain entities	(146)
Deferred tax expense / (benefit) resulting from the contribution of certain real estate assets from UBS AG to UBS Americas Inc.	(62)
Amortisation of deferred tax assets	$ 444

[1]	Less deferred tax liabilities as applicable.
[2]	Comparative-period information has been restated. Refer to Note 1b for more information
[3]	Comparative-period information has been restated. Refer to Note 1b for more information.